Form N-1A Supplement	Mar. 09, 2026
SGI Enhanced Global Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

SGI Enhanced Global Income ETF

(Ticker: NASDAQ – GINX)

SGI Enhanced Core ETF

(Ticker: NASDAQ – USDX)

______________________________________________________________________

Supplement dated March 9, 2026

to the Prospectus dated December 31, 2025

______________________________________________________________________

1.	The “Fees and Expenses” table and “Example” in the section entitled “SUMMARY SECTION – SGI Enhanced Global Income ETF” of the Prospectus are hereby deleted and replaced with the following:

SGI Enhanced Core ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
2.	The “Fees and Expenses” table and “Example” in the section entitled “SUMMARY SECTION – SGI Enhanced Core ETF” of the Prospectus are hereby deleted and replaced with the following:

SGI Peak Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

SGI Peak Fund

Class I Shares (Ticker: SGPKX)

SGI Prudent Fund

Class I Shares (Ticker: SGPGX)

(the “Funds”)

______________________________________________________________________

Supplement dated March 9, 2026

to the Prospectus dated December 31, 2025

______________________________________________________________________

1.	The “Fees and Expenses” table and “Example” in the section entitled “SUMMARY SECTION – SGI Peak Fund” of the Prospectus are hereby deleted and replaced with the following:

SGI Prudent Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
2.	The “Fees and Expenses” table and “Example” in the section entitled “SUMMARY SECTION – SGI Prudent Fund” of the Prospectus are hereby deleted and replaced with the following: